Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Innovator U.S. Equity Buffer ETF - May
Prospectus [Line Items]
Annual Return [Percent]	11.05%	19.17%	16.76%	(12.61%)	11.94%